UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

    1.   Name and address of issuer:   Reynolds Funds, Inc.
                                       Wood Island, 3rd Floor
                                       80 Sir Francis Drake Blvd.
                                       Larkspur, CA  94939

    2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


    3.   Investment Company Act File Number:     811-05549

         Securities Act File Number:             033-21718


    4(a).     Last day of fiscal year for which this Form is filed:
              9/30/97


    4(b).[_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

    Note: If the Form is being filed late, interest must be paid on the registration fee due.


    4(c).[_] Check box if this is the last time the issuer will be filing this Form.


    5.   Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during the
              fiscal year pursuant to
              section 24(f):                                $57,018,892

         (ii) Aggregate price of securities
              redeemed or repurchased
              during the fiscal year:        $41,270,330

         (iii)     Aggregate price of
                   securities redeemed or
                   repurchased during any
                   prior fiscal year ending
                   no earlier than
                   October 11, 1995 that
                   were not previously used
                   to reduce registration
                   fees payable to the
                   Commission:               $ -0-

         (iv) Total available redemption
              credits [add Items 5(ii) and
              5(iii)]:                                      -$41,270,330

         (v)  Net sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:                                   $15,748,562

         (vi) Redemption credits available
              for use in future years - if
              Item 5(i) is less than
              Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:    $ (-0-)

         (vii)     Multiplier for
                   determining registration
                   fee (See
                   Instruction C.9):                        x .000295

         (viii)    Registration fee due
                   [multiply Item 5(v) by
                   Item 5(vii)] (enter "0"
                   if no fee is due):                       =$4,645.83

    6.   Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
         October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
         number here:                                       -0-



    7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                            +$ -0


    8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                            =$4,645.83

    9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                       12/22/97

              Method of Delivery:

                   [X]  Wire Transfer

                   [_]  Mail or other means

                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*

                        Frederick L. Reynolds, President

    Date 12/16/97

      *Please print the name and title of the signing officer below the signature.